Derivative Instrument and Hedging Activities - Interest Rate Swap Agreement (Parenthetical) (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Interest rate swap agreements [Member] EUR (€)	Dec. 31, 2012 Floating Rate Payable [Member] USD ($)	Dec. 31, 2012 Floating Rate Receivable [Member]
Derivative [Line Items]
Minimum variable interest rate on debt	0.30%	0.30%
Maximum variable interest rate on debt	4.25%	4.25%
Principal Amount			€ 258,800,000	$ 200,000,000
LIBOR fixed				2.14%	1.12%
Floating LIBOR rate receivable/payable cap				6.00%	3.50%
Effective reduction rate should rate exceed LIBOR rate					2.38%
Reducing principal amount of Euro-denominated interest rate swaps	$ 92,500,000	€ 70,100,000